UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21218
Investment Company Act File Number
Eaton Vance New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New York Municipal Bond Fund II
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.0%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 5.8%
$770	Long Beach City School District, 4.50%, 5/1/26	$791,737
1,000	New York, 5.00%, 2/15/34(1)	1,055,050

		$1,846,787

Hospital — 3.4%
$135	New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$137,350
180	New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180,900
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	754,470

		$1,072,720

Industrial Development Revenue — 1.2%
$390	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390,499

		$390,499

Insured-Electric Utilities — 3.5%
$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$536,260
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	556,885

		$1,093,145

Insured-Escrowed/Prerefunded — 3.9%
$540	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$309,712
550	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	298,298
1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	628,665

		$1,236,675

Insured-General Obligations — 24.8%
$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$596,231
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	628,186
180	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	189,661
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	208,934
250	Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	258,940
250	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	262,713
185	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	194,150
190	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	198,888
1,000	New York, (AGM), 5.00%, 4/1/22	1,095,360
1,795	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,803,849
100	Plattsburgh, (AGC), 4.25%, 11/15/19	111,277
300	Plattsburgh, (AGC), 4.25%, 11/15/20	333,810
410	Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	416,486
235	Syracuse, (AGC), 5.00%, 6/15/19	268,356
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	206,454
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	209,971
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	231,187
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	239,756
350	William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	357,917

		$7,812,126

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 3.7%
$500	New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$572,770
90	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	89,361
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	505,355

		$1,167,486

Insured-Housing — 3.2%
$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,003,230

		$1,003,230

Insured-Lease Revenue/Certificates of Participation — 6.5%
$1,225	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,036,448
950	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	1,007,656

		$2,044,104

Insured-Other Revenue — 14.8%
$700	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$704,550
2,500	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,511,625
1,700	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,460,317

		$4,676,492

Insured-Private Education — 27.8%
$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,517,357
855	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	858,625
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,309,467
345	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	348,512
545	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	550,701
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	507,020
850	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	848,206
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,811,245

		$8,751,133

Insured-Public Education — 0.3%
$105	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$103,819

		$103,819

Insured-Special Tax Revenue — 8.1%
$655	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$607,513
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	304,402
3,200	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	341,088
2,105	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	208,900
385	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	396,800
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	707,298

		$2,566,001

Insured-Transportation — 13.3%
$1,000	Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,015,240
510	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	612,836
2,500	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,555,411

		$4,183,487

Insured-Water and Sewer — 11.9%
$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$974,739
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,770,075

		$3,744,814

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water Revenue — 1.1%
$350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$357,875

		$357,875

Other Revenue — 1.0%
$1,100	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$315,480

		$315,480

Private Education — 16.3%
$455	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	$455,910
1,275	New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,341,772
5	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	5,212
1,275	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,328,958
610	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	631,759
325	New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	340,775
1,000	New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,028,950

		$5,133,336

Special Tax Revenue — 6.4%
$500	New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$545,910
1,400	New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,477,588

		$2,023,498

Transportation — 12.1%
$2,000	Metropolitan Transportation Authority, 5.00%, 11/15/34	$1,958,040
350	Nassau County Bridge Authority, 5.00%, 10/1/35	357,518
65	Nassau County Bridge Authority, 5.00%, 10/1/40	65,474
530	New York Thruway Authority, 5.00%, 4/1/26	569,390
340	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	348,221
500	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	512,520

		$3,811,163

Water Revenue — 4.9%
$750	New York Environmental Facilities Corp., 5.00%, 10/15/39	$779,415
500	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	507,390
235	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/26(3)	248,994

		$1,535,799

Total Tax-Exempt Investments — 174.0% (identified cost $54,601,291)		$54,869,669

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.0)%		$(13,250,111)

Other Assets, Less Liabilities — (32.0)%		$(10,077,410)

Net Assets Applicable to Common Shares — 100.0%		$31,542,148

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 70.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 26.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $170,910.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	40 U.S. 10-Year Treasury Note	Short	$(4,867,427)	$(4,893,125)	$(25,698)

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$2,000,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(22,327)
JPMorgan Chase Co.	762,500	4.088	3-month USD- LIBOR-BBA	September 9, 2011/ September 9, 2041	4,071

					$(18,256)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $4,071 and $48,025, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,802,475

Gross unrealized appreciation	$1,646,869
Gross unrealized depreciation	(1,399,675)

Net unrealized appreciation	$247,194

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,869,669	$—	$54,869,669

Total Investments	$—	$54,869,669	$—	$54,869,669

Interest Rate Swaps	$—	$4,071	$—	$4,071

Total	$—	$54,873,740	$—	$54,873,740

Liability Description

Futures Contracts	$(25,698)	$—	$—	$(25,698)
Interest Rate Swaps	—	(22,327)	—	(22,327)

Total	$(25,698)	$(22,327)	$—	$(48,025)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 25, 2011